Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Unrecognized tax benefits		$ 0	$ 0
Accrued interest and penalties on unrecognized tax benefits	$ 0	0	$ 0
Cash insured with federal insurance corporation	250,000	250,000
Cash equivalents	$ 0	$ 0
Common Class A [Member]
Accounting Policies [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights	36,733,333	36,733,333
IPO [Member] | Common Class A [Member]
Accounting Policies [Line Items]
Transaction costs share issue	$ 42,130,216	$ 42,130,216
Offering costs charged to temporary equity	42,110,034	42,110,034
Offering costs expensed	$ 20,182	$ 20,182